OTHER REAL ESTATE OWNED	3 Months Ended
Mar. 31, 2021
Real Estate [Abstract]
OTHER REAL ESTATE OWNED

NOTE 9 OTHER REAL ESTATE OWNED

The following table summarizes the activity in other real estate owned for the three months ended March 31, 2021 and the year ended December 31, 2020:

(Dollars are in thousands)	March 31, 2021	December 31, 2020
Balance, beginning of period	$3,334	$3,393
Additions	118	1,128
Transfers from premises and equipment	—	—
Proceeds from sales	(65)	(687)
Proceeds from insurance claims	—	—
Loans made to finance sales	—	(428)
Adjustment of carrying value	(28)	(132)
(Losses) gains from sales	(17)	60
Balance, end of period	$3,342	$3,334